Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

KKR Real Estate Finance Manager LLC 9 West 57th Street New York, New York 10019

Independent Accountants’ Report
on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by KKR Real Estate Finance Manager LLC (the “Company”) and Wells Fargo Securities, LLC, Morgan Stanley & Co. LLC (“MS”), Goldman Sachs & Co. LLC (“GS”) and KKR Capital Markets LLC (together with the Company, MS and GS, the “Specified Parties”), related to the Specified Parties’ evaluation of certain information relating to a pool of commercial mortgage loans expected to be included as collateral for the proposed offering of certain classes of securities by KREF 2018-FL1 Ltd.

The Company is responsible for the information provided to us, including the information set forth in the Data File (as defined herein). The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association’s Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On October 31, 2018, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing certain information with respect to 24 mortgage loans secured by 29 mortgage properties (the “Collateral Interests”).

From October 11, 2018 through October 31, 2018, representatives of the Company provided us with certain loan and property documentation (the “Source Documents” as listed in the attached Appendix A) related to Collateral Interests and their respective Mortgaged Properties.

At your request, for each of the Collateral Interests set forth on the Data File, we compared certain characteristics set forth on the Data File (the “Characteristics” as listed in Appendix A), except for those Characteristics identified on Appendix A as “None – Company Provided” or “Not Applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

******

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Collateral Interests underlying the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Collateral Interests, (iii) the existence or ownership of the Collateral Interests or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events or circumstances occurring after the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, (i) an audit conducted in accordance with generally accepted auditing standards or (ii) an examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originators of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for your information and use by the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

October 31, 2018

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by the Company, with respect to each of the Collateral Interests (the “Source Documents”):

•	Loan agreement, promissory note, interest rate cap agreement, management agreement, participation agreement, servicer billing statements or mortgage loan margin calculation spreadsheet (collectively, the “Loan Agreement”);
•	Mezzanine loan agreement and mezzanine promissory note (collectively, the “Mezzanine Loan Document”)
•	Real estate property appraisal report (the “Appraisal Report”);
•	Borrower rent roll, underwritten rent roll, tenant lease, lease abstract, lease summary or lease estoppel (collectively, the “Rent Roll”);
•	The ASR or AMR (the “Asset Summary Report”);
•	The settlement or closing statement (the “Settlement Statement”);
•	Bloomberg ratings screen printouts (the “Ratings Screenshots”);
•	Electronic Underwritten Model (the “Underwriting Model”);
•	Title policy or pro-forma title policy (collectively, the “Title Policy”);
•	The guaranty agreement or environmental indemnity agreement (collectively, the “Guaranty”);
•	Ground lease and/or ground lease estoppel (collectively, the “Ground Lease”);
•	Cash management agreement and/or lockbox agreement (collectively, the “CMA”);
•	Servicer report and record and provided electronic file (collectively, the “Servicer Report”);
•	Property condition report (the “Property Condition Report”);
•	Environmental Site Assessment Phase I environmental report (the “ESA Phase I Report”);
•	Environmental Site Assessment Phase II environmental report (the “ESA Phase II Report”);
•	Seismic report (the “Seismic Report”);
•	Property Hazard and Liability Insurance Certificate (the “Insurance Certificate”);
•	Property management agreement (the “Management Agreement”); and
•	Non-consolidation opinion letter (the “Non-Consolidation Opinion”).

CHARACTERISTICS

Count	Characteristic	Source Document
1	Loan Number	None – Company Provided
2	Loan Type	None – Company Provided
3	Property Name	Asset Summary Report
4	Property Address	Appraisal Report
5	Property City	Appraisal Report
6	Property State	Appraisal Report
7	Property Zip Code	Appraisal Report
8	Property County	Appraisal Report
9	Year Built	Appraisal Report
10	Year Renovated	Appraisal Report
11	Property Type	Appraisal Report
12	Specific Property Type	Appraisal Report
13	No of Units	Rent Roll
14	Unit of Measure	Rent Roll
15	Occupancy %	Rent Roll
16	Occupancy Source Date	Rent Roll
17	Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement
18	Assumed Loan (Y/N)	None – Company Provided
19	Borrower Name	Loan Agreement
20	Principals (Individuals)	Loan Agreement
21	Related Borrower (Y/N)	None – Company Provided
22	Annual Debt Service Payment (IO)	Refer to Calculation Procedures below
23	Annual Debt Service Payment (P&I)	Not Applicable
24	Annual Debt Service Payment (Cap)	Refer to Calculation Procedures below
25	Commitment Original Balance ($)	Loan Agreement
26	Initial Funded Amount ($)	Loan Agreement
27	Future Funding Trigger / Requirements	Loan Agreement
28	Cut-off Date Future Funding Remaining Balance ($)	Refer to Calculation Procedures below
29	Mortgage Loan Cut-off Date Balance ($)	Refer to Calculation Procedures below
30	Contributed Balance	None – Company Provided
31	Mortgage Loan % of Total Cut-off Date Balance	Refer to Calculation Procedures below
32	Mortgage Loan Balloon Payment ($)	Refer to Calculation Procedures below
33	Mortgage Loan Cut-off Date Balance / Unit ($)	Refer to Calculation Procedures below
34	Committed Mortgage Loan Cut-off Date Balance / Unit ($)	Refer to Calculation Procedures below
35	Mortgage Loan Balloon Payment / Unit ($)	Refer to Calculation Procedures below
36	Note Date	Loan Agreement
37	First Payment Date	Loan Agreement
38	Initial Maturity Date	Loan Agreement
39	Fully Extended Maturity Date	Loan Agreement
40	Initial Loan Term (Original)	Refer to Calculation Procedures below
41	Cut-off Date Initial Loan Term (Remaining)	Refer to Calculation Procedures below
42	Cut-off Date Seasoning	Refer to Calculation Procedures below
43	Fully Extended Loan Term (Original)	Refer to Calculation Procedures below
44	Fully Extended Loan Term (Remaining)	Refer to Calculation Procedures below
45	Extension Options	Loan Agreement
46	Extension Options Description	Loan Agreement

Count	Characteristic	Source Document
47	1st Extension Option Description	Loan Agreement
48	2nd Extension Option Description	Loan Agreement
49	3rd Extension Option Description	Loan Agreement
50	4th Extension Option Description	Loan Agreement
51	5th Extension Option Description	Loan Agreement
52	First Extension Period (Months)	Loan Agreement
53	First Extension Fee %	Loan Agreement
54	First Extension Fee ($)	Refer to Calculation Procedures below
55	First Extension Floor	Loan Agreement
56	First Extension Cap	Loan Agreement
57	Second Extension Period (Months)	Loan Agreement
58	Second Extension Fee %	Loan Agreement
59	Second Extension Fee ($)	Refer to Calculation Procedures below
60	Second Extension Floor	Loan Agreement
61	Second Extension Cap	Loan Agreement
62	Third Extension Period (Months)	Loan Agreement
63	Third Extension Fee %	Loan Agreement
64	Third Extension Fee ($)	Refer to Calculation Procedures below
65	Third Extension Floor	Loan Agreement
66	Third Extension Cap	Loan Agreement
67	Fourth Extension Period (Months)	Not Applicable
68	Fourth Extension Fee %	Not Applicable
69	Fourth Extension Fee ($)	Not Applicable
70	Fourth Extension Floor	Not Applicable
71	Fourth Extension Cap	Not Applicable
72	Fifth Extension Period (Months)	Not Applicable
73	Fifth Extension Fee %	Not Applicable
74	Fifth Extension Fee ($)	Not Applicable
75	Fifth Extension Floor	Not Applicable
76	Fifth Extension Cap	Not Applicable
77	Exit Fee %	Not Applicable
78	Exit Fee ($)	Not Applicable
79	Exit Fee Balance	Not Applicable
80	Rate Type	Loan Agreement
81	Index for Floating Rate	Loan Agreement
82	Fully Funded Mortgage Loan Margin %	Loan Agreement
83	Rounding Factor	Loan Agreement
84	Time of Rounding (Before Spread, After Spread)	Loan Agreement
85	Rounding Direction	Loan Agreement
86	Lookback Period	Loan Agreement
87	LIBOR Floor %	Loan Agreement
88	Mortgage Rate Floor	Refer to Calculation Procedures below
89	LIBOR Cap Strike Price %	Loan Agreement
90	Mortgage Rate Cap	Refer to Calculation Procedures below
91	LIBOR Cap Provider	Loan Agreement
92	LIBOR Cap Provider Rating	Ratings Screenshots
93	LIBOR Cap Expiration	Loan Agreement
94	Fully Funded Mortgage Loan Rate %	Refer to Calculation Procedures below
95	B Note / Mezz Loan %	Refer to Calculation Procedures below

Count	Characteristic	Source Document
96	Interest Accrual Basis	Loan Agreement
97	Interest Rate Change	Loan Agreement
98	Interest Rate Change Amount	Loan Agreement
99	Interest Rate Change Trigger	Loan Agreement
100	Grace Period Default (Days)	Loan Agreement
101	Grace Period Late (Days)	Loan Agreement
102	Grace Period Balloon (Days)	Loan Agreement
103	Original Prepayment Provision	Loan Agreement
104	Remaining Prepayment Provision	Loan Agreement
105	Original Yield Maintenance or Minimum Interest Term	Loan Agreement
106	Rate for Prepayment Protection	Loan Agreement
107	Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement
108	Partial Release and/or Prepayment Description	Loan Agreement
109	IO Number of Months through Initial Term	Refer to Calculation Procedures below
110	IO Number of Months through Fully Extended Loan Term	Refer to Calculation Procedures below
111	Amortization Style	Loan Agreement
112	Amort Number of Months	Loan Agreement
113	Amortization Rate	Loan Agreement
114	Amortization Rate Mechanics	Loan Agreement
115	Amortization Constant Basis	Loan Agreement
116	Amortization Basis	Loan Agreement
117	Amortization Type During Initial Term	Loan Agreement
118	Amortization Type During Extensions	Loan Agreement
119	Appraisal Valuation Date	Appraisal Report
120	As-Is Appraised Value	Appraisal Report
121	Stabilized Appraised Value	Appraisal Report
122	Appraisal Anticipated Stabilization Date	Appraisal Report
123	USPAP Appraisal (Y/N)	Appraisal Report
124	FIRREA Appraisal (Y/N)	Appraisal Report
125	Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Refer to Calculation Procedures below
126	Committed Mortgage Loan (Stabilized) LTV Ratio	Refer to Calculation Procedures below
127	Maturity Date Stabilized LTV Ratio	Refer to Calculation Procedures below
128	Third Most Recent As Of Date	Underwriting Model
129	Third Most Recent Actual Revenues	Underwriting Model
130	Third Most Recent Actual Expenses	Underwriting Model
131	Third Most Recent Actual NOI	Underwriting Model
132	Third Most Recent Actual NCF	Underwriting Model
133	Second Most Recent As Of Date	Underwriting Model
134	Second Most Recent Actual Revenues	Underwriting Model
135	Second Most Recent Actual Expenses	Underwriting Model
136	Second Most Recent Actual NOI	Underwriting Model
137	Second Most Recent Actual NCF	Underwriting Model
138	Most Recent As Of Date	Underwriting Model
139	Most Recent Actual Revenues	Underwriting Model
140	Most Recent Actual Expenses	Underwriting Model
141	Most Recent Actual NOI	Underwriting Model
142	Most Recent Actual NCF	Underwriting Model

Count	Characteristic	Source Document
143	Mortgage Loan Most Recent NOI DSCR	Refer to Calculation Procedures below
144	Mortgage Loan Most Recent NCF DSCR	Refer to Calculation Procedures below
145	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Refer to Calculation Procedures below
146	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Refer to Calculation Procedures below
147	Underwritten Occupancy %	Underwriting Model
148	Underwritten Revenues	Underwriting Model
149	Underwritten Expenses	Underwriting Model
150	Underwritten NOI	Underwriting Model
151	Underwritten Reserves	Underwriting Model
152	Underwritten NCF	Underwriting Model
153	Mortgage Loan Underwritten NOI DSCR	Refer to Calculation Procedures below
154	Mortgage Loan Underwritten NCF DSCR	Refer to Calculation Procedures below
155	Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Refer to Calculation Procedures below
156	Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Refer to Calculation Procedures below
157	Underwritten Stabilized Occupancy %	Underwriting Model
158	Underwritten Stabilized Revenues	Underwriting Model
159	Underwritten Stabilized Expenses	Underwriting Model
160	Underwritten Stabilized NOI	Underwriting Model
161	Underwritten Stabilized Reserves	Underwriting Model
162	Underwritten Stabilized NCF	Underwriting Model
163	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Refer to Calculation Procedures below
164	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Refer to Calculation Procedures below
165	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Refer to Calculation Procedures below
166	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Refer to Calculation Procedures below
167	Appraisal As-Is NCF	Underwriting Model
168	Appraisal Stabilized Occupancy %	Underwriting Model
169	Appraisal Stabilized Revenues	Underwriting Model
170	Appraisal Stabilized Expenses	Underwriting Model
171	Appraisal Stabilized NOI	Underwriting Model
172	Appraisal Stabilized Reserves	Underwriting Model
173	Appraisal Stabilized NCF	Underwriting Model
174	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Refer to Calculation Procedures below
175	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Refer to Calculation Procedures below
176	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Refer to Calculation Procedures below
177	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Refer to Calculation Procedures below
178	Loan Cross Portfolio Name	None – Company Provided
179	Lien Position	Title Policy
180	Full Recourse (Y/N/Partial)	Guaranty

Count	Characteristic	Source Document
181	Recourse Provisions	Guaranty
182	Recourse Carveout Guarantor	Loan Agreement/Guaranty
183	Title Vesting (Fee/Leasehold/Both)	Title Policy
184	Ground Lease Payment (Annual)	Ground Lease
185	Ground Lease Initial Expiration Date	Ground Lease
186	Ground Lease Extension (Y/N)	Ground Lease
187	# of Ground Lease Extension Options	Ground Lease
188	Ground Lease Expiration Date with Extension	Ground Lease
189	Type of Lockbox	Loan Agreement/CMA
190	Cash Management (Springing/In-place)	Loan Agreement/CMA
191	Lockbox Trigger Event	Loan Agreement/CMA
192	Engineering/Deferred Maintenance Escrow (Cut-off Date)	Servicer Report
193	Environmental Escrow (Cut-off Date)	Servicer Report
194	Tax Escrow (Cut-off Date)	Servicer Report
195	Tax Escrow (Monthly)	Servicer Report
196	Tax Escrow Cap	Loan Agreement/Servicer Report
197	Springing Tax Escrow Description	Loan Agreement/Servicer Report
198	Insurance Escrow (Cut-off Date)	Servicer Report
199	Insurance Escrow (Monthly)	Servicer Report
200	Insurance Escrow Cap	Loan Agreement/Servicer Report
201	Springing Insurance Escrow Description	Loan Agreement/Servicer Report
202	Replacement Reserve (Cut-off Date)	Servicer Report
203	Replacement Reserve (Monthly)	Servicer Report
204	Replacement Reserve Cap	Loan Agreement/Servicer Report
205	Springing Replacement Reserve Description	Loan Agreement/Servicer Report
206	TI/LC Reserve (Cut-off Date)	Servicer Report
207	Monthly TI/LC Reserve ($)	Servicer Report
208	TI/LC Reserve Cap	Loan Agreement/Servicer Report
209	Springing TI/LC Reserve Description	Loan Agreement/Servicer Report
210	Cut-off Other Reserve 1 ($)	Servicer Report
211	Other Escrow 1 (Monthly)	Servicer Report
212	Other Reserve 1 Cap	Loan Agreement/Servicer Report
213	Other (Springing) Escrow Reserve 1 Description	Loan Agreement/Servicer Report
214	Cut-off Other Reserve 2 ($)	Servicer Report
215	Other Escrow 2 (Monthly)	Servicer Report
216	Other Reserve 2 Cap	Loan Agreement/Servicer Report
217	Other (Springing) Escrow Reserve 2 Description	Loan Agreement/Servicer Report
218	Engineering Report Date	Property Condition Report
219	Environmental Report Date (Phase I)	ESA Phase I Report
220	Environmental Report Date (Phase II)	ESA Phase II Report
221	Environmental Insurance (Y/N)	Insurance Certificate
222	Seismic Report Date	Seismic Report
223	Seismic PML %	Seismic Report
224	Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report/Insurance Certificate
225	Single-Tenant (Y/N)	Rent Roll
226	Property Manager	Loan Agreement/Management Agreement
227	TIC (Y/N)	Loan Agreement
228	Max Number of TICs	Loan Agreement

Count	Characteristic	Source Document
229	Single Purpose Borrower (Y/N)	Loan Agreement
230	Independent Director (Y/N)	Loan Agreement
231	Borrower Non Consolidation Opinion (Y/N)	Non-Consolidation Opinion
232	DST (Y/N)	Loan Agreement
233	IDOT (Y/N)	Loan Agreement
234	Largest Tenant Name	Rent Roll
235	Largest Tenant SqFt	Rent Roll
236	Largest Tenant Exp Date	Rent Roll
237	2nd Largest Tenant Name	Rent Roll
238	2nd Largest Tenant SqFt	Rent Roll
239	2nd Largest Tenant Exp Date	Rent Roll
240	3rd Largest Tenant Name	Rent Roll
241	3rd Largest Tenant SqFt	Rent Roll
242	3rd Largest Tenant Exp Date	Rent Roll
243	4th Largest Tenant Name	Rent Roll
244	4th Largest Tenant Sqft	Rent Roll
245	4th Largest Tenant Exp Date	Rent Roll
246	5th Largest Tenant Name	Rent Roll
247	5th Largest Tenant Sqft	Rent Roll
248	5th Largest Tenant Exp Date	Rent Roll
249	Senior Debt Amount	Not Applicable
250	Senior Debt Holder	Not Applicable
251	Senior Debt Rate	Not Applicable
252	Floor	Not Applicable
253	Maturity	Not Applicable
254	Amort	Not Applicable
255	Administrative Fee Rate	Not Applicable
256	Net Mortgage Rate	Not Applicable
257	In-place Senior Debt Service	Not Applicable
258	As Stabilized Senior Debt Service	Not Applicable
259	Cut-off Date Total Debt Balance	Refer to Calculation Procedures below
260	Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Servicer Report
261	Cut-off Date Total Debt As-Is LTV	Refer to Calculation Procedures below
262	Cut-off Date Total Debt Ann Debt Service ($)	Refer to Calculation Procedures below
263	Cut-off Date Total Debt UW NCF DSCR	Refer to Calculation Procedures below
264	Permitted Future Debt (Y/N)	Loan Agreement
265	Type	Loan Agreement
266	Square Footage	Rent Roll/Appraisal Report

Calculation Procedures

With respect to Characteristic 22, we recomputed the Annual Debt Service Payment (IO) as the product of (i) the Mortgage Loan Cut-off Date Balance ($), (ii) the Fully Funded Mortgage Loan Rate % and (iii) a fraction equal to 365/360.

With respect to Characteristic 24, we recomputed the Annual Debt Service Payment (Cap) as the product of (i) the Mortgage Loan Cut-off Date Balance ($), (ii) the Mortgage Rate Cap and (iii) a fraction equal to 365/360.

With respect to Characteristic 28, we recomputed the Cut-off Date Future Funding Remaining Balance ($) by subtracting the (i) Mortgage Loan Cut-off Date Balance ($) from (ii) Commitment Original Balance ($).

With respect to Characteristic 29, we recomputed the Mortgage Loan Cut-off Date Balance ($) by adding the Initial Funded Amount ($) to the “additional loan funds advanced” as set forth on the Servicer Report.

With respect to Characteristic 31, we recomputed the Mortgage Loan % of Total Cut-off Date Balance by dividing the Mortgage Loan Cut-off Date Balance ($) by the sum of the Contributed Balance of all the Collateral Interests.

With respect to Characteristic 32, for all the Collateral Interests we set the Mortgage Loan Balloon Payment ($) equal to the Mortgage Loan Cut-off Date Balance ($).

With respect to Characteristic 33, we recomputed the Mortgage Loan Cut-off Date Balance / Unit ($) by dividing the Mortgage Loan Cut-off Date Balance ($) by the No of Units. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Cut-off Date Balance / Unit ($) for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 34, we recomputed the Committed Mortgage Loan Cut-off Date Balance / Unit ($) by dividing the Commitment Original Balance ($) by the No of Units. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Committed Mortgage Loan Cut-off Date Balance / Unit ($) for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 35, we recomputed the Mortgage Loan Balloon Payment / Unit ($) by dividing the Mortgage Loan Balloon Payment ($) by the No of Units. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Balloon Payment / Unit ($) for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 40, we recomputed the Initial Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Initial Maturity Date.

With respect to Characteristic 41, we recomputed the Cut-off Date Initial Loan Term (Remaining) by subtracting the Cut-off Date Seasoning from the Initial Loan Term (Original).

With respect to Characteristic 42, we recomputed the Cut-off Date Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the payment date in November 2018 (the “Cut-off Date,” as stipulated by representatives of the Company).

With respect to Characteristic 43, we recomputed the Fully Extended Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Fully Extended Maturity Date.

With respect to Characteristic 44, we recomputed the Fully Extended Loan Term (Remaining) by subtracting the Cut-off Date Seasoning from the Fully Extended Loan Term (Original).

With respect to Characteristic 54, we recomputed the First Extension Fee ($) as the product of the (i) Commitment Original Balance ($) and (ii) the First Extension Fee %, if applicable.

With respect to Characteristic 59, we recomputed the Second Extension Fee ($) as the product of the (i) Commitment Original Balance ($) and (ii) the Second Extension Fee %, if applicable.

With respect to Characteristic 64, we recomputed the Third Extension Fee ($) as the product of the (i) Commitment Original Balance ($) and (ii) the Third Extension Fee %, if applicable.

With respect to Characteristic 88, we recomputed the Mortgage Rate Floor as the sum of the (i) Fully Funded Mortgage Loan Margin % and (ii) the LIBOR Floor %.

With respect to Characteristic 90, we recomputed the Mortgage Rate Cap as the sum of the (i) Fully Funded Mortgage Loan Margin % and (ii) the LIBOR Cap Strike Price %.

With respect to Characteristic 94, we recomputed the Fully Funded Mortgage Loan Rate % as the sum of (x) the Fully Funded Mortgage Loan Margin % and (y) the greater of the (i) LIBOR Floor % and (ii) 2.3% (as stipulated by representatives of the Company), as rounded based on the Rounding Factor, Time of Rounding (Before Spread, After Spread) and Rounding Direction. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Rate % for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 95, we recomputed B Note / Mezz Loan % by dividing Cut-off Date Subordinate Debt/Mezz Loan Bal ($) by the Cut-off Date Total Debt Balance. This procedure was only performed for Collateral Interests with a Cut-off Date Subordinate Debt/Mezz Loan Bal ($) greater than $0.

With respect to Characteristic 109, we recomputed the IO Number of Months through Initial Term by determining the number of interest only payment dates from and inclusive of the First Payment Date to and inclusive of the Initial Maturity Date.

With respect to Characteristic 110, we recomputed the IO Number of Months through Fully Extended Loan Term by determining the number of interest only payment dates from and inclusive of the First Payment Date to and inclusive of the Fully Extended Maturity Date

With respect to Characteristic 125, we recomputed the Mortgage Loan Cut-off Date (As-Is) LTV Ratio by dividing the (a) Initial Funded Amount ($) by (b) As-Is Appraised Value. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Cut-off Date (As-Is) LTV Ratio for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 126, we recomputed the Committed Mortgage Loan (Stabilized) LTV Ratio by dividing the (a) Committed Original Balance ($) by (b) Stabilized Appraised Value, if applicable, else by the As-Is Appraised Value. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Committed Mortgage Loan (Stabilized) LTV Ratio for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 127, we recomputed the Maturity Date Stabilized LTV Ratio by dividing the (a) Mortgage Loan Balloon Payment ($) by (b) Stabilized Appraised Value, if any, else by the As-Is Appraised Value. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Maturity Date Stabilized LTV Ratio for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 143, we recomputed the Mortgage Loan Most Recent NOI DSCR by dividing the (a) Most Recent Actual NOI by (b) Annual Debt Service Payment (IO). With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Most Recent NOI DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest. This procedure was only performed for those Collateral Interests with a positive Most Recent Actual NOI.

With respect to Characteristic 144, we recomputed the Mortgage Loan Most Recent NCF DSCR by dividing the (a) Most Recent Actual NCF by (b) the Annual Debt Service Payment (IO). With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Most Recent NCF DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest. This procedure was only performed for those Collateral Interests with a positive Most Recent Actual NCF.

With respect to Characteristic 145, we recomputed the Cut-off Date Mortgage Loan Most Recent NOI Debt Yield by dividing the (a) Most Recent Actual NOI by (b) Mortgage Loan Cut-off Date Balance ($). With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Cut-off Date Mortgage Loan Most Recent NOI Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest. This procedure was only performed for those Collateral Interests with a positive Most Recent Actual NOI.

With respect to Characteristic 146, we recomputed the Cut-off Date Mortgage Loan Most Recent NCF Debt Yield by dividing the (a) Most Recent Actual NCF by (b) Mortgage Loan Cut-off Date Balance ($). With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Cut-off Date Mortgage Loan Most Recent NCF Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest. This procedure was only performed for those Collateral Interests with a positive Most Recent Actual NCF.

With respect to Characteristic 153, we recomputed the Mortgage Loan Underwritten NOI DSCR by dividing the (a) Underwritten NOI by (b) Annual Debt Service Payment (IO), except with respect to the Collateral Interests identified on the Data File as “The Duchess,” “Panorama Apartments,” “EVIVA on Cherokee,” “The Tides,” “41 Flatbush Avenue,” “Queens Industrial” and “915 West End,” we did not perform such calculation and were instructed by representatives of the Company to assume that the Mortgage Loan Underwritten NOI DSCR for each such Collateral Interest is equal to 1.00. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Underwritten NOI DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 154, we recomputed the Mortgage Loan Underwritten NCF DSCR by dividing the (a) Underwritten NCF by (b) the Annual Debt Service Payment (IO), except with respect to the Collateral Interests identified on the Data File as “The Duchess,” “Panorama Apartments,” “EVIVA on Cherokee,” “The Tides,” “41 Flatbush Avenue,” “Queens Industrial” and “915 West End,” we did not perform such calculation and were instructed by representatives of the Company to assume that the Mortgage Loan Underwritten NCF DSCR for each such Collateral Interest is equal to 1.00. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Underwritten NCF DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 155, we recomputed the Cut-off Date Mortgage Loan Underwritten NOI Debt Yield by dividing the (a) Underwritten NOI by (b) Mortgage Loan Cut-off Date Balance ($). With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Cut-off Date Mortgage Loan Underwritten NOI Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 156, we recomputed the Cut-off Date Mortgage Loan Underwritten NCF Debt Yield by dividing the (a) Underwritten NCF by (b) Mortgage Loan Cut-off Date Balance ($). With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Cut-off Date Mortgage Loan Underwritten NCF Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 163, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR by dividing the Underwritten Stabilized NOI by the Fully Funded Annual Debt Service Payment. The “Fully Funded Annual Debt Service Payment” is equal to the sum of (i) the product of (a) the Commitment Original Balance ($), (b) the Fully Funded Mortgage Loan Rate % and (c) a fraction equal to 365/360. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 164, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR by dividing the Underwritten Stabilized NCF by the Fully Funded Annual Debt Service Payment. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 165, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield by dividing the Underwritten Stabilized NOI by the Commitment Original Balance ($). With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 166, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield by dividing the Underwritten Stabilized NCF by the Commitment Original Balance ($). With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 174, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR by dividing the Appraisal Stabilized NOI by the Fully Funded Annual Debt Service Payment. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 175, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR by dividing the Appraisal Stabilized NCF by the Fully Funded Annual Debt Service Payment. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 176, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield by dividing the Appraisal Stabilized NOI by the Commitment Original Balance ($). With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 177, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield by dividing the Appraisal Stabilized NCF by the Commitment Original Balance ($). With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 259, we set the Cut-off Date Total Debt Balance to equal the Mortgage Loan Cut-off Date Balance ($), we recomputed the Cut-off Date Total Debt Balance by adding the Mortgage Loan Cut-off Date Balance ($) to the Cut-off Date Subordinate Debt/Mezz Loan Bal ($).

With respect to Characteristic 261, we recomputed the Cut-off Date Total Debt As-Is LTV by dividing (a) Cut-off Date Total Debt Balance by (b) As-Is Appraised Value. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Cut-off Date Total Debt As-Is LTV for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 262, we set the Cut-off Date Total Debt Ann Debt Service ($) to equal the Annual Debt Service Payment (IO), except with respect to the Collateral Interest identified on the Data File as “EVIVA on Cherokee,” we recomputed the Cut-off Date Total Debt Ann Debt Service ($) by adding the Annual Debt Service Payment (IO) to the product of (i) Cut-off Date Subordinate Debt/Mezz Loan Bal ($), if applicable, (ii) the mezzanine note rate of 8.0% (as set forth on the Mezzanine Loan Document) plus 2.3% (as stipulated by representatives of the Company), as rounded based on the Rounding Factor, Time of Rounding (Before Spread, After Spread) and Rounding Direction and (iii) a fraction equal to 365/360.

With respect to Characteristic 263, we recomputed the Cut-off Date Total Debt UW NCF DSCR by dividing the Underwritten NCF by the Cut-off Date Total Debt Ann Debt Service ($), except with respect to the Collateral Interests identified on the Data File as “The Duchess,” “Panorama Apartments,” “EVIVA on Cherokee,” “The Tides,” “41 Flatbush Avenue,” “Queens Industrial” and “915 West End,” we did not perform such calculation and were instructed by representatives of the Company to assume that the Cut-off Date Total Debt UW NCF DSCR for each such Collateral Interest is equal to 1.00. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Cut-off Date Total Debt UW NCF DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.